Goodwill, Intangible and Other Long-Lived Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Jun. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Customer Relationships [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] Customer Relationships [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] Other long lived assets [Member]
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 276.2	$ 276.2		$ 276.2
Estimated fair value of intangible assets					2.8	2.8	2.4
Impairment of intangible assets					1.5	1.5	11.8
Amortization expense	$ 16.4	$ 15.5	$ 9.2